RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Due to the related parties	$ 835,046	$ 0
Minzhu Xu [Member]
Due to the related parties	770,333	0
Beijing Paranovus [Member]
Due to the related parties	$ 64,713	$ 0